Earnings per Share - anti-dilutive - (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Earnings per Share
Number of shares excluded calculation of diluted net income (loss) because their inclusion would be anti-dilutive	22,358,327	2,811,630	4,466
Stock Options
Earnings per Share
Number of shares excluded calculation of diluted net income (loss) because their inclusion would be anti-dilutive	899,295	944,262	1,376
Warrants
Earnings per Share
Number of shares excluded calculation of diluted net income (loss) because their inclusion would be anti-dilutive			3,090